Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Ohio National Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000315754
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
ON Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks high level of income and opportunity for capital appreciation consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in intermediate-term and long-term fixed-income securities. These generally have a remaining maturity of 5 years or more when purchased. Under normal circumstances, at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) will be invested in:

●	publicly traded, investment grade, non-convertible corporate debt securities issued by United States corporations and assigned one of the four highest bond ratings by Moody’s or Standard and Poor’s (“S&P”); and

●	corporate debt securities used for short-term investment and limited to the top grade of these two rating services.

This Portfolio normally includes debt securities with varying maturities selected from various industries, depending upon the Adviser’s evaluation of current and anticipated market conditions. This Portfolio may also invest in U.S. government securities as well as the debt securities of foreign issuers.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

LIBOR Risk — Instruments in which the Portfolio invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate (“SOFR”) as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally is unknown.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage-backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Sovereign Debt Risk — Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 10.52%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -7.44%. That was the quarter ended on March 31, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Bond Portfolio | ICE BofA U.S. Corporate Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.45%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	2.01%
ON Bond Portfolio | ON Bond Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2013	rr_AnnualReturn2013	(1.92%)
Annual Return 2014	rr_AnnualReturn2014	5.89%
Annual Return 2015	rr_AnnualReturn2015	(2.04%)
Annual Return 2016	rr_AnnualReturn2016	7.89%
Annual Return 2017	rr_AnnualReturn2017	6.17%
Annual Return 2018	rr_AnnualReturn2018	(3.08%)
Annual Return 2019	rr_AnnualReturn2019	14.73%
Annual Return 2020	rr_AnnualReturn2020	9.59%
Annual Return 2021	rr_AnnualReturn2021	(1.52%)
Annual Return 2022	rr_AnnualReturn2022	(15.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.44%)
1 Year	rr_AverageAnnualReturnYear01	(15.19%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	1.72%
ON BlackRock Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON BlackRock Balanced Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks high level of long-term total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 70%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in stocks, bonds and money market instruments. The Adviser adjusts the mix of investments from time to time among the various asset classes (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential of changing market and economic conditions. Under normal circumstances, the Portfolio invests up to 75% of its total assets in equity securities and will maintain a minimum of 25% of its total assets in fixed-income securities. Typically, the Portfolio invests up to 5% of its assets in money market instruments. Sometimes the Portfolio may not be invested in all three of the asset classes.

The Portfolio’s principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the asset classes.

The equity component of the Portfolio (stock asset class) is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the equity component of the Portfolio in February 2019. Within the equity component, BlackRock seeks long-term growth of capital. Current income is a secondary goal for the equity component.

BlackRock seeks to pursue these goals by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the equity component of the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity. The equity component may be invested in equity securities, including common stock, or securities or other instruments whose price is linked to the value of common stock. The issuers of the equity securities are primarily U.S. based. BlackRock expects to invest in securities within the market capitalization range of the Russell 1000 Index, but maintains flexibility to invest outside of that range. As of March 31, 2023, the capitalization range of the Russell 1000 Index was between $542.82 million and $2.61 trillion.

Within the fixed-income component of the Portfolio (bond asset class), the Adviser seeks a high level of income. Capital appreciation, consistent with capital preservation, is a secondary goal of the fixed-income component. The Adviser invests in bonds without limitation as to quality, maturity and duration. Within the money market component of the Portfolio (the money market asset class), the Adviser may invest in various money market instruments, including treasury bills, commercial paper, certificates of deposit and short or medium-term notes. The Adviser seeks maximum current income consistent with the preservation of principal and liquidity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. Investment in this Portfolio involves all of the risks associated with investing in portfolios concentrating in each of the three asset classes. There is also the risk that at any given time this Portfolio will invest too much or too little in each asset class. On the other hand, since the risk factors affecting each asset class are different, the risks of each asset class often offset one another. As a result, this Portfolio is sometimes less volatile than a portfolio investing only in stocks or bonds. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment.

LIBOR Risk — Instruments in which the Portfolio invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate (“SOFR”) as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally is unknown.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Asset Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the managers’ skill in determining the Portfolio’s asset allocation mix (its allocation among the three asset classes). There is the possibility that the managers’ evaluations and assumptions regarding asset classes will not successfully achieve high long-term total return in view of actual market trends.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the equity component of the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the equity component of the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 17.42%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -17.51%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON BlackRock Balanced Allocation Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[1]
ON BlackRock Balanced Allocation Portfolio | 70% S&P 500® Index/30% ICE BofA U.S. Corporate Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.09%)	[2]
5 Years	rr_AverageAnnualReturnYear05	6.95%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.48%	[2]
ON BlackRock Balanced Allocation Portfolio | ON BlackRock Balanced Allocation Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2013	rr_AnnualReturn2013	30.53%
Annual Return 2014	rr_AnnualReturn2014	12.12%
Annual Return 2015	rr_AnnualReturn2015	2.15%
Annual Return 2016	rr_AnnualReturn2016	10.23%
Annual Return 2017	rr_AnnualReturn2017	21.05%
Annual Return 2018	rr_AnnualReturn2018	(14.57%)
Annual Return 2019	rr_AnnualReturn2019	29.29%
Annual Return 2020	rr_AnnualReturn2020	15.65%
Annual Return 2021	rr_AnnualReturn2021	19.06%
Annual Return 2022	rr_AnnualReturn2022	(18.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
1 Year	rr_AverageAnnualReturnYear01	(18.41%)
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	9.49%
ON BlackRock Advantage International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON BlackRock Advantage International Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 134% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio seeks to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net-USD). The MSCI EAFE Index (Net-USD) is a capitalization-weighted index from a broad range of industries located in developed markets outside of the U.S. and Canada, chosen for market size, liquidity and industry group representation, generally consisting of large- and mid-capitalization companies. Equity securities include common stock, preferred stock and convertible securities. The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Portfolio will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Portfolio may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in December 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in non-U.S. securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Initial Public Offering Risk — There is no assurance that a portfolio’s investments in initial public offerings (“IPOs”) will have a positive effect on performance. The effect of IPOs on portfolio performance depends on such factors as the number of IPOs in a portfolio invested, whether and to what extent the IPOs appreciated in value, and the portfolio’s asset base.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Investment Style Risk — The Portfolio may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Portfolio’s style of investing, the Portfolio’s share price may lag that of other funds using a different investment style.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Preferred Stock Risk — The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on December 6, 2019. From May 1, 2017 through December 5, 2019, the Portfolio was sub-advised by Lazard Asset Management LLC (“Lazard”) using a different strategy. From January 1, 1999 through April 28, 2017, the Portfolio was sub-advised by Federated Global Investment Management Corp. (“Federated Global”) using a different strategy. Performance returns shown below for periods prior to December 6, 2019 are those of Lazard and Federated Global and are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 18.09%. That was the quarter ended on December 31, 2022. The lowest return for a quarter was -24.55%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON BlackRock Advantage International Equity Portfolio | MSCI EAFE Index (Net-USD)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%
ON BlackRock Advantage International Equity Portfolio | ON BlackRock Advantage International Equity Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Annual Return 2013	rr_AnnualReturn2013	11.60%
Annual Return 2014	rr_AnnualReturn2014	(9.39%)
Annual Return 2015	rr_AnnualReturn2015	(0.40%)
Annual Return 2016	rr_AnnualReturn2016	(4.88%)
Annual Return 2017	rr_AnnualReturn2017	26.83%
Annual Return 2018	rr_AnnualReturn2018	(13.33%)
Annual Return 2019	rr_AnnualReturn2019	20.72%
Annual Return 2020	rr_AnnualReturn2020	6.74%
Annual Return 2021	rr_AnnualReturn2021	13.49%
Annual Return 2022	rr_AnnualReturn2022	(13.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.55%)
1 Year	rr_AverageAnnualReturnYear01	(13.47%)
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	2.91%
ON Janus Henderson Forty Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Janus Henderson Forty Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is managed by Janus Henderson Investors US LLC (“Janus”), formerly Janus Capital Management LLC, under a sub-advisory agreement with the Adviser. The Portfolio invests primarily in domestic and foreign equity securities (including common stock and preferred stock) selected for growth potential. The Portfolio seeks to invest in growth companies of any size with sustainable competitive advantages, but will invest primarily in larger, well-established companies. Securities are generally selected on a stock-by-stock basis without regard to capitalization. The Portfolio normally concentrates its investments in a core group of 20-45 common stocks.

Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest; therefore, the Portfolio may at times have significant foreign exposure.

The Portfolio may invest without limit in foreign equity securities. The Portfolio has the ability to invest in instruments to hedge currency risk in the Portfolio, but does not currently intend to do so.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Preferred Stock Risk — The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.82%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -25.39%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Janus Henderson Forty Portfolio | Russell 1000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(29.14%)
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	14.10%
ON Janus Henderson Forty Portfolio | ON Janus Henderson Forty Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2013	rr_AnnualReturn2013	31.44%
Annual Return 2014	rr_AnnualReturn2014	9.60%
Annual Return 2015	rr_AnnualReturn2015	10.15%
Annual Return 2016	rr_AnnualReturn2016	3.45%
Annual Return 2017	rr_AnnualReturn2017	27.67%
Annual Return 2018	rr_AnnualReturn2018	5.22%
Annual Return 2019	rr_AnnualReturn2019	34.89%
Annual Return 2020	rr_AnnualReturn2020	37.87%
Annual Return 2021	rr_AnnualReturn2021	19.70%
Annual Return 2022	rr_AnnualReturn2022	(33.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
1 Year	rr_AverageAnnualReturnYear01	(33.92%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.49%
ON AB Small Cap Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON AB Small Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 58%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is managed by AllianceBernstein L.P. (“AllianceBernstein”) under a sub-advisory agreement with the Adviser. The Portfolio invests primarily in a diversified portfolio of equity securities of issuers with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller capitalization companies. For these purposes, “smaller capitalization companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of March 31, 2023, there were approximately 3,323 smaller companies, and those smaller capitalization companies had market capitalizations ranging up to approximately $23.5 billion. Because the Portfolio’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Portfolio may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies.

In managing the Portfolio, AllianceBernstein diversifies between portions, or “sleeves”, of the Portfolio that utilize active and passive strategies. The Portfolio targets a strategic allocation of 50% of the Portfolio’s net assets to an actively managed sleeve, with the remaining 50% managed in a passive strategy that seeks to track the performance of an unmanaged securities index. The active and passive sleeves are rebalanced back to target weights should they exceed pre-defined thresholds.

Active Sleeve: The Portfolio’s active sleeve utilizes a US Small Cap Growth strategy. The Portfolio’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Portfolio may invest in foreign securities.

When selecting securities, AllianceBernstein typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Portfolio, AllianceBernstein combines fundamental and quantitative analysis in its stock selection process. The Portfolio may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Portfolio invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Portfolio, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments. The Portfolio may also invest up to 20% of its total assets in rights or warrants, which are instruments that entitle the holder to purchase an equity security at a specific price for a specific period of time.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

AllianceBernstein will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

Passive Sleeve: The Portfolio’s passive component seeks to track the S&P SmallCap 600® Index (the “Index”) using a representative sampling of Index constituents, and rebalances on a quarterly basis on or about the same dates that the Index rebalances. The Index seeks to measure the small-cap segment of the US equity market and track companies that meet specific index inclusion criteria to ensure they are liquid and financially viable. The Index employs a free-float adjusted market capitalization-weighted approach.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Management Risk — The Portfolio is subject to management risk because it is an actively-managed investment fund. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. A component of the Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Tracking Risk — The passive component of the Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the sub-adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Warrant and Rights Risk — If the underlying stock price does not rise above the exercise price before the warrant expires, a warrant generally expires without value and the Portfolio loses any amount paid for the warrant. Warrants may trade in the same markets as their underlying stock; however, the price of a warrant may not move with the price of the underlying stock. Failing to exercise subscription rights to purchase common stock would dilute the Portfolio's interest in the issuing company. The market for such rights is not well developed, and the Portfolio may not always realize full value on the sale of rights.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. Losses on the sale of a put option are unlimited.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

Preferred Stock Risk — The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

AllianceBernstein began sub-advising the Portfolio under its current strategy on May 1, 2021. Prior to May 1, 2021, the Portfolio was sub-advised by Janus, using different strategies. Performance returns shown below for periods prior to May 1, 2021 are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 30.57%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.35%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON AB Small Cap Portfolio | Russell 2000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
ON AB Small Cap Portfolio | ON AB Small Cap Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2013	rr_AnnualReturn2013	45.29%
Annual Return 2014	rr_AnnualReturn2014	10.68%
Annual Return 2015	rr_AnnualReturn2015	(0.24%)
Annual Return 2016	rr_AnnualReturn2016	6.40%
Annual Return 2017	rr_AnnualReturn2017	23.98%
Annual Return 2018	rr_AnnualReturn2018	(6.37%)
Annual Return 2019	rr_AnnualReturn2019	28.61%
Annual Return 2020	rr_AnnualReturn2020	34.04%
Annual Return 2021	rr_AnnualReturn2021	8.17%
Annual Return 2022	rr_AnnualReturn2022	(28.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.35%)
1 Year	rr_AverageAnnualReturnYear01	(28.73%)
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	10.17%
ON AB Mid Cap Core Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON AB Mid Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is managed by AllianceBernstein L.P. (“AllianceBernstein”) under a sub-advisory agreement with the Adviser. The Portfolio invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of mid-capitalization companies with public stock market capitalization (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of March 31, 2023, the capitalization range of the Russell Midcap® Index was between $542.82 million and $58.83 billion. Because the Portfolio’s definition of mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Portfolio may define mid-capitalization companies using a different classification system.

In managing the Portfolio, AllianceBernstein diversifies between portions, or “sleeves”, of the Portfolio that utilize active and passive strategies. The Portfolio targets a strategic allocation of 50% of the Portfolio’s net assets to an actively managed sleeve, with the remaining 50% managed in a passive strategy that seeks to track the performance of the Russell Midcap® Index, an unmanaged securities index, although the allocation may range between 35% - 65%, with the objective of achieving a style balanced portfolio with attractive risk adjusted returns relative to its benchmark, the Russell Midcap® Index, over full market cycles. The active and passive sleeves are rebalanced back to target weights should they exceed pre-defined thresholds.

Active Sleeve: The Portfolio’s active sleeve is comprised of two components, a US Mid-Cap Growth strategy and a US Mid-Cap Value strategy that are periodically rebalanced back to target weights should they exceed pre-defined thresholds.

US Mid-Cap Growth: The Portfolio’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Portfolio may invest in foreign securities.

When selecting securities, AllianceBernstein typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Portfolio, AllianceBernstein combines fundamental and quantitative analysis in its stock selection process. The Portfolio may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

US Mid-Cap Value: The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using AllianceBernstein’s fundamental value approach. In selecting securities for the Portfolio’s portfolio, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

In selecting securities for the Portfolio, AllianceBernstein looks for companies with attractive valuation (for example, with attractive price to free cash flow ratios) and compelling success factors (for example capital discipline and return on equity). AllianceBernstein uses this information to calculate an expected return and ranking. The rankings are used to determine prospective candidates for possible addition to the portfolio. Typically, AllianceBernstein focuses its research on the most attractive 40% of the universe.

AllianceBernstein typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. AllianceBernstein focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifth year.

Generally, a security is sold when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

AllianceBernstein seeks to manage overall portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Portfolio may favor or disfavor a particular sector compared to that universe of companies. The Portfolio may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of small- and mid-capitalization companies.

Passive Sleeve: The Portfolio’s passive component seeks to track the Russell Midcap® Index (the “Index”) using a representative sampling of Index constituents, and rebalances annually on the same schedule as the Index, as well as quarterly to add eligible IPOs, also on the same schedule as the Index. The Index seeks to measure the mid-cap segment of the US equity market and employs a free-float adjusted market capitalization-weighted approach.

Derivatives

The Portfolio invests principally in equity securities but may also invest in other types of securities, such as preferred stocks. The Portfolio, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments. The Portfolio may also invest up to 20% of its total assets in rights and warrants, which are instruments that entitle the holder to purchase an equity security at a specific price for a specific period of time.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps to manage risk and to seek to generate additional returns. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Management Risk — The Portfolio is subject to management risk because it is an actively-managed investment fund. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. A component of the Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Tracking Risk — The passive component of the Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the sub-adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Warrant and Rights Risk — If the underlying stock price does not rise above the exercise price before the warrant expires, a warrant generally expires without value and the Portfolio loses any amount paid for the warrant. Warrants may trade in the same markets as their underlying stock; however, the price of a warrant may not move with the price of the underlying stock. Failing to exercise subscription rights to purchase common stock would dilute the Portfolio's interest in the issuing company. The market for such rights is not well developed, and the Portfolio may not always realize full value on the sale of rights.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. Losses on the sale of a put option are unlimited.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

Preferred Stock Risk — The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

AllianceBernstein began sub-advising the Portfolio under its current strategy effective May 1, 2021. Prior to December 2009, this Portfolio was sub-advised by RS Investment Management Co. LLC. From December 2009 through April 30, 2018, the Portfolio was sub-advised by GSAM. From May 1, 2018 through April 30, 2021, the Portfolio was sub-advised by Janus. Performance returns shown below for periods prior to May 1, 2021 are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 24.09%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.09%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON AB Mid Cap Core Portfolio | Russell Midcap® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.32%)
5 Years	rr_AverageAnnualReturnYear05	7.10%
10 Years	rr_AverageAnnualReturnYear10	10.96%
ON AB Mid Cap Core Portfolio | ON AB Mid Cap Core Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2013	rr_AnnualReturn2013	32.46%
Annual Return 2014	rr_AnnualReturn2014	11.51%
Annual Return 2015	rr_AnnualReturn2015	(5.05%)
Annual Return 2016	rr_AnnualReturn2016	1.57%
Annual Return 2017	rr_AnnualReturn2017	27.10%
Annual Return 2018	rr_AnnualReturn2018	(3.21%)
Annual Return 2019	rr_AnnualReturn2019	36.57%
Annual Return 2020	rr_AnnualReturn2020	19.15%
Annual Return 2021	rr_AnnualReturn2021	16.79%
Annual Return 2022	rr_AnnualReturn2022	(23.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.09%)
1 Year	rr_AverageAnnualReturnYear01	(23.31%)
5 Years	rr_AverageAnnualReturnYear05	7.12%
10 Years	rr_AverageAnnualReturnYear10	9.83%
ON S&P 500® Index Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON S&P 500® Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks total return approximating that of the Standard & Poor’s 500® Index (the “Index”) at a risk level consistent with that of the Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests more than 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks and other securities of companies that are included in the Index. In seeking to track the Index, the Adviser and sub-adviser attempt to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically to reflect changes in the Index. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio currently attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio will attempt to hold approximately the same number of stocks as are in the Index.

The market capitalization of the Index as of March 31, 2023 ranged from $2.61 billion to $2.61 trillion.

The portfolio managers will sell a security in order to adjust the Portfolio to changes in the composition of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. The Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.46%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -19.68%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON S&P 500® Index Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
ON S&P 500® Index Portfolio | ON S&P 500® Index Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2013	rr_AnnualReturn2013	31.74%
Annual Return 2014	rr_AnnualReturn2014	13.11%
Annual Return 2015	rr_AnnualReturn2015	0.91%
Annual Return 2016	rr_AnnualReturn2016	11.46%
Annual Return 2017	rr_AnnualReturn2017	21.38%
Annual Return 2018	rr_AnnualReturn2018	(4.78%)
Annual Return 2019	rr_AnnualReturn2019	30.97%
Annual Return 2020	rr_AnnualReturn2020	17.99%
Annual Return 2021	rr_AnnualReturn2021	28.25%
Annual Return 2022	rr_AnnualReturn2022	(18.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.68%)
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
5 Years	rr_AverageAnnualReturnYear05	9.01%
10 Years	rr_AverageAnnualReturnYear10	12.10%
ON Federated High Income Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Federated High Income Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in lower-rated (BB or lower) corporate debt obligations commonly referred to as “junk bonds.” Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the objective of seeking high current income. Lower-rated debt securities are subject to a greater risk of loss of principal and interest than investments in higher rated bonds. The Portfolio is managed by Federated Investment Management Company (“Federated Investment”) under a sub-advisory agreement with the Adviser.

Lower-rated debt securities typically have higher yields because of their greater risk of default. Federated Investment seeks to reduce this financial risk through careful security selection and diversification by both company and industry. Federated Investment looks for bonds believed to offer superior potential returns for the financial risk assumed. Federated Investment’s analysis focuses on the issuer’s financial condition, competitive position and management expertise. Federated Investment also considers current economic, market and industry factors affecting the issuer. Federated Investment typically does not consider interest rate risks because the prices of high yield bonds typically are influenced much more by financial risks, including potential default, than by changes in the general level of interest rates.

Fixed income securities in which the Portfolio invests may include bonds, debentures, notes and zero-coupon securities. The Portfolio’s investments are generally rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s, or are not rated but are determined by Federated Investment to be of comparable quality, and may include bonds in default. There is no lower limit with respect to rating categories for securities in which the Portfolio may invest. These lower-rated securities have speculative characteristics. Changes in economic conditions or other circumstances are likely to make it more difficult for the companies issuing the bonds to make principal and interest payments than is the case with companies issuing higher rated bonds.

The Portfolio may invest in various kinds of convertible securities that can be exchanged for or converted into common stock. Convertible securities are often rated below investment grade or not rated because they generally fall below debt obligations and just above common stock in order of preference on the issuer’s balance sheet. The Portfolio may invest its assets, without limitation, in foreign securities, including those not publicly traded in the United States and emerging market debt securities, as defined by Bloomberg’s classification standards.

The Portfolio may invest in loan (and loan-related) instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or groups of lenders known as lending syndicates (loans and loan participations). Such instruments may include loans made in connection with trade financing transactions. Typically, administration of the instrument, including the collection and allocation of principal and interest payments due from the borrower, is the responsibility of a single bank that is a member of the lending syndicate and referred to as the agent bank or mandated lead arranger.

The portfolio manager considers a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Loan Interest Risk — Loan instruments may be secured or unsecured. If secured, then the lenders have been granted rights to specific property (such as receivables, tangible goods, real property, or commodities), which is commonly referred to as collateral. The purpose of securing a loan is to allow the lenders to exercise their rights over the collateral if the loan is not repaid as required by the terms of lending agreement. The loan instruments in which the Portfolio may invest may involve borrowers, agent banks, co-lenders and collateral located both in the United States and outside of the United States (in both developed and emerging markets). The Portfolio treats loan instruments as a type of fixed-income security. (For purposes of the descriptions in this prospectus of these various risks, references to “issuer,” include borrowers in loan instruments.) Many loan instruments incorporate risk mitigation and insurance products into their structures, in an attempt to manage risks. There is no guarantee that these risk management techniques will work as intended. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the instrument. Loans generally are subject to legal or contractual restrictions on resale.

LIBOR Risk — Instruments in which the Portfolio invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate (“SOFR”) as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally is unknown.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Liquidity Risk — The fixed-income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Portfolio could incur losses. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 10.24%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -12.71%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Federated High Income Bond Portfolio | ICE BofA U.S. High Yield Constrained Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.21%)
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	3.94%
ON Federated High Income Bond Portfolio | ON Federated High Income Bond Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2013	rr_AnnualReturn2013	7.08%
Annual Return 2014	rr_AnnualReturn2014	2.77%
Annual Return 2015	rr_AnnualReturn2015	(3.06%)
Annual Return 2016	rr_AnnualReturn2016	14.41%
Annual Return 2017	rr_AnnualReturn2017	6.96%
Annual Return 2018	rr_AnnualReturn2018	(3.25%)
Annual Return 2019	rr_AnnualReturn2019	15.29%
Annual Return 2020	rr_AnnualReturn2020	6.26%
Annual Return 2021	rr_AnnualReturn2021	4.97%
Annual Return 2022	rr_AnnualReturn2022	(11.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.71%)
1 Year	rr_AverageAnnualReturnYear01	(11.43%)
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	3.70%
ON BlackRock Advantage Large Cap Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON BlackRock Advantage Large Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in common stocks of publicly traded U.S. large capitalization value companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous 12 months). As of March 31, 2023, the capitalization range of the Russell 1000® Value Index was between $542.82 million and $1.33 trillion.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in December 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large capitalization securities in a disciplined manner, by using return forecast models that incorporate quantitative analysis. These proprietary forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek by over- and under-weighting particular equities.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor value-oriented stocks. Instead, it might favor growth stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Value Strategy Risk — Value stocks may be appropriately priced by the market, and any perceived undervaluation may not be corrected by subsequent market movements.  Share prices may even decrease in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on December 6, 2019. From January 2004 through December 5, 2019, the Portfolio was sub-advised by Federated Equity Management Company of Pennsylvania (“Federated Equity”) using a different strategy. Performance returns shown below for periods prior to December 5, 2019 are those of Federated Equity and are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 15.38%. That was the quarter ended on December 31, 2020. The lowest return for a quarter was -25.81%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON BlackRock Advantage Large Cap Value Portfolio | Russell 1000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	10.29%
ON BlackRock Advantage Large Cap Value Portfolio | ON BlackRock Advantage Large Cap Value Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Annual Return 2013	rr_AnnualReturn2013	21.00%
Annual Return 2014	rr_AnnualReturn2014	12.41%
Annual Return 2015	rr_AnnualReturn2015	4.26%
Annual Return 2016	rr_AnnualReturn2016	10.87%
Annual Return 2017	rr_AnnualReturn2017	14.62%
Annual Return 2018	rr_AnnualReturn2018	(8.45%)
Annual Return 2019	rr_AnnualReturn2019	19.21%
Annual Return 2020	rr_AnnualReturn2020	3.66%
Annual Return 2021	rr_AnnualReturn2021	25.39%
Annual Return 2022	rr_AnnualReturn2022	(8.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.81%)
1 Year	rr_AverageAnnualReturnYear01	(8.97%)
5 Years	rr_AverageAnnualReturnYear05	5.25%
10 Years	rr_AverageAnnualReturnYear10	8.81%
ON Nasdaq-100® Index Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Nasdaq-100® Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests more than 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) in the common stocks of companies that are included in the Nasdaq-100® Index (the “Index”). In seeking to track the Index, the sub-adviser attempts to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically in accordance with the quarterly scheduled index share adjustment procedures of the Index, and as warranted by the Portfolio’s cash flow activity. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers than a diversified fund. The Portfolio does not attempt to hold all of the stocks represented in the Index. The Index is a modified capitalization-weighted index. That means the stocks of larger companies count for more in the Index than do the stocks of smaller companies. While it is composed of 100 of the largest non-financial companies listed on the national market tier of the Nasdaq Stock Market, its capitalization weighting gives a small number (less than 10) of the 100 stocks a majority of the market value of the Index. Thus, the Adviser believes the Portfolio can replicate the Index without owning all 100 stocks. The market capitalization of the Index as of March 31, 2023, ranged from $14.35 billion to $2.61 trillion.

The Portfolio currently attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio will attempt to hold approximately the same number of stocks as are in the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Non-Diversification Risk — The Portfolio is a non-diversified fund. This Portfolio is not limited by the diversification standards that restrict the other Portfolios (as to at least 75% of their assets) to not invest more than 5% of assets in the securities of any one issuer. Several individual stocks represented in the Nasdaq-100® Index each comprises substantially more than 5% of the market value of the Index. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. The Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is a non-diversified fund. This Portfolio is not limited by the diversification standards that restrict the other Portfolios (as to at least 75% of their assets) to not invest more than 5% of assets in the securities of any one issuer. Several individual stocks represented in the Nasdaq-100® Index each comprises substantially more than 5% of the market value of the Index. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 30.15%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -22.38%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Nasdaq-100® Index Portfolio | Nasdaq-100® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.38%)
5 Years	rr_AverageAnnualReturnYear05	12.36%
10 Years	rr_AverageAnnualReturnYear10	16.45%
ON Nasdaq-100® Index Portfolio | ON Nasdaq-100® Index Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
Annual Return 2013	rr_AnnualReturn2013	35.98%
Annual Return 2014	rr_AnnualReturn2014	18.77%
Annual Return 2015	rr_AnnualReturn2015	9.14%
Annual Return 2016	rr_AnnualReturn2016	6.69%
Annual Return 2017	rr_AnnualReturn2017	32.41%
Annual Return 2018	rr_AnnualReturn2018	(0.42%)
Annual Return 2019	rr_AnnualReturn2019	38.66%
Annual Return 2020	rr_AnnualReturn2020	48.32%
Annual Return 2021	rr_AnnualReturn2021	26.99%
Annual Return 2022	rr_AnnualReturn2022	(32.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
1 Year	rr_AverageAnnualReturnYear01	(32.57%)
5 Years	rr_AverageAnnualReturnYear05	11.92%
10 Years	rr_AverageAnnualReturnYear10	15.90%
ON BlackRock Advantage Large Cap Core Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON BlackRock Advantage Large Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 90%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies. As of March 31, 2023, those companies had market capitalizations ranging between $542.82 million and $2.61 trillion.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.45%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -21.95%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON BlackRock Advantage Large Cap Core Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
ON BlackRock Advantage Large Cap Core Portfolio | ON BlackRock Advantage Large Cap Core Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Annual Return 2013	rr_AnnualReturn2013	41.21%
Annual Return 2014	rr_AnnualReturn2014	13.88%
Annual Return 2015	rr_AnnualReturn2015	4.08%
Annual Return 2016	rr_AnnualReturn2016	11.77%
Annual Return 2017	rr_AnnualReturn2017	25.81%
Annual Return 2018	rr_AnnualReturn2018	(17.97%)
Annual Return 2019	rr_AnnualReturn2019	33.60%
Annual Return 2020	rr_AnnualReturn2020	17.55%
Annual Return 2021	rr_AnnualReturn2021	28.49%
Annual Return 2022	rr_AnnualReturn2022	(19.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
1 Year	rr_AverageAnnualReturnYear01	(19.56%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	12.10%
ON BlackRock Advantage Small Cap Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON BlackRock Advantage Small Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in common stocks of small capitalization growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous 12 months). As of March 31, 2023, the capitalization range of the Russell 2000® Index was between $6.25 million and $7.91 billion. The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing primarily in common stock, focusing on small capitalization companies that BlackRock believes have above average prospects for earnings growth. BlackRock invests in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 31.38%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.58%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON BlackRock Advantage Small Cap Growth Portfolio | Russell 2000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.36%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	9.20%
ON BlackRock Advantage Small Cap Growth Portfolio | ON BlackRock Advantage Small Cap Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
Annual Return 2013	rr_AnnualReturn2013	40.73%
Annual Return 2014	rr_AnnualReturn2014	6.17%
Annual Return 2015	rr_AnnualReturn2015	(4.25%)
Annual Return 2016	rr_AnnualReturn2016	4.54%
Annual Return 2017	rr_AnnualReturn2017	21.57%
Annual Return 2018	rr_AnnualReturn2018	(5.18%)
Annual Return 2019	rr_AnnualReturn2019	34.07%
Annual Return 2020	rr_AnnualReturn2020	34.34%
Annual Return 2021	rr_AnnualReturn2021	4.05%
Annual Return 2022	rr_AnnualReturn2022	(26.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
1 Year	rr_AverageAnnualReturnYear01	(26.12%)
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	9.09%
ON S&P MidCap 400® Index Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON S&P MidCap 400® Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks total return approximating that of the Standard & Poor’s MidCap 400® Index (the “Index”) including reinvestment of dividends, at a risk level consistent with that of the Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests more than 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks and other securities that are included in the Index. In seeking to track the Index, the Adviser and sub-adviser attempt to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically to reflect changes in the Index. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio currently attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio will attempt to hold approximately the same number of stocks as are in the Index. The market capitalization of the index as of March 31, 2023 ranged from $1.15 billion to $34.91 billion.

Prior to December 19, 2016, the Portfolio was known as the Target VIP Portfolio and was managed by First Trust Advisors L.P.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. The Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Geode began sub-advising the Portfolio under its current strategy on December 19, 2016. From the Portfolio’s inception through December 18, 2016, the Portfolio was managed by First Trust Advisors L.P. using a different strategy. Performance returns shown below for periods prior to December 19, 2016 are those of First Trust Advisors L.P. and are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 24.28%. That was the quarter ended on December 31, 2020. The lowest return for a quarter was -29.77%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON S&P MidCap 400® Index Portfolio | S&P MidCap 400® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.06%)
5 Years	rr_AverageAnnualReturnYear05	6.71%
10 Years	rr_AverageAnnualReturnYear10	10.78%
ON S&P MidCap 400® Index Portfolio | ON S&P MidCap 400® Index Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.36%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Annual Return 2013	rr_AnnualReturn2013	36.71%
Annual Return 2014	rr_AnnualReturn2014	7.44%
Annual Return 2015	rr_AnnualReturn2015	(3.24%)
Annual Return 2016	rr_AnnualReturn2016	9.49%
Annual Return 2017	rr_AnnualReturn2017	15.48%
Annual Return 2018	rr_AnnualReturn2018	(11.45%)
Annual Return 2019	rr_AnnualReturn2019	25.58%
Annual Return 2020	rr_AnnualReturn2020	13.33%
Annual Return 2021	rr_AnnualReturn2021	24.18%
Annual Return 2022	rr_AnnualReturn2022	(13.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.77%)
1 Year	rr_AverageAnnualReturnYear01	(13.40%)
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10	9.31%
ON BlackRock Advantage Large Cap Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON BlackRock Advantage Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in common stocks of large capitalization U.S. growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous 12 months). As of March 31, 2023, the capitalization range of the Russell 1000® Growth Index was between $597.18 million and $2.61 trillion. From time to time the Portfolio may also have substantial positions in securities of foreign companies. In addition, from time to time the Portfolio may also have substantial positions in a particular sector of the economy. The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Portfolio may use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets. The Portfolio may also use derivatives to hedge its investment portfolio against interest rate risks or to seek to enhance its return. Derivatives are financial instruments whose value is derived from another security, a commodity, a currency or an index. The derivatives that the Portfolio intends to use are futures contracts, which may include financial and currency futures, and options on such futures.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2007 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.61%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -21.83%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON BlackRock Advantage Large Cap Growth Portfolio | Russell 1000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(29.14%)	[3]
5 Years	rr_AverageAnnualReturnYear05	10.96%	[3]
10 Years	rr_AverageAnnualReturnYear10	14.10%	[3]
ON BlackRock Advantage Large Cap Growth Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[4]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[4]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[4]
ON BlackRock Advantage Large Cap Growth Portfolio | ON BlackRock Advantage Large Cap Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2013	rr_AnnualReturn2013	38.62%
Annual Return 2014	rr_AnnualReturn2014	12.01%
Annual Return 2015	rr_AnnualReturn2015	5.72%
Annual Return 2016	rr_AnnualReturn2016	7.74%
Annual Return 2017	rr_AnnualReturn2017	29.71%
Annual Return 2018	rr_AnnualReturn2018	(14.88%)
Annual Return 2019	rr_AnnualReturn2019	38.68%
Annual Return 2020	rr_AnnualReturn2020	33.97%
Annual Return 2021	rr_AnnualReturn2021	26.69%
Annual Return 2022	rr_AnnualReturn2022	(32.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.83%)
1 Year	rr_AverageAnnualReturnYear01	(32.56%)
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	11.98%
ON Risk Managed Balanced Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Risk Managed Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a balanced portfolio of equity and fixed-income securities (the “Balanced Component”) and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio (the “Risk Management Component”). Both Components are actively managed by AllianceBernstein L.P. (“AllianceBernstein”) as an integrated whole, and the Portfolio’s allocation is monitored on a daily basis.

With respect to the Balanced Component, AllianceBernstein normally invests 35-65% of the assets in equity securities, including derivatives, and the remaining assets in fixed-income securities and cash equivalents. AllianceBernstein normally invests at least 25% of the assets in fixed-income securities. Equity securities primarily include common stock of large capitalization companies with no industry concentration. Fixed-income securities may include corporate debt securities, U.S. Government obligations, convertible securities and short-term securities. U.S. Government Obligations are bonds issued by the US Treasury, Mortgage-Related securities such as mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private organizations. Another type of mortgage-related security, known as a Government Sponsored Enterprise (“GSE”) Risk-Sharing Bond or Credit Risk Transfer Security (“CRT”), is issued by GSEs (and sometimes banks or mortgage insurers) and structured without any government or GSE guarantee in respect of borrower defaults or underlying collateral. These securities may be rated investment grade or below investment grade and the Portfolio’s investments may vary from senior in the capital structure to the most junior equity tranche.

In choosing investments for the Balanced Component, the portfolio managers apply a “bottom up” approach. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The Portfolio managers may also consider economic factors, such as the effect of interest rates on the Portfolio’s fixed-income investments.

With respect to the Risk Management Component, AllianceBernstein seeks to enhance the risk adjusted return of the Portfolio, attempting to enhance returns in rising markets and reduce risk in downturns. AllianceBernstein employs a variety of risk management techniques in its strategy, primarily using derivative instruments. AllianceBernstein attempts to stabilize current returns of the Portfolio by using techniques designed to limit the downside exposure of the Portfolio during periods of market declines, to add market exposure to the Portfolio during periods of normal or rising markets, and to reduce the volatility of the Portfolio. AllianceBernstein attempts to stabilize potential income of the Portfolio by using techniques designed to protect the Portfolio’s ability to generate future income. The derivative instruments may include “long” and “short” positions in futures, options and swap contracts. The Risk Management Component may also include “long” and “short” positions in U.S. government securities and cash instruments.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

LIBOR Risk — Instruments in which the Portfolio invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate (“SOFR”) as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally is unknown.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Risk Management Strategy Risk — While the Portfolio will invest in derivatives to implement its risk management strategy, there can be no assurance that the strategy will work as intended. The Portfolio’s performance could be worse than if the Portfolio had not employed its risk management strategy. Use of derivative instruments could reduce, instead of enhance, the risk adjusted return of the Portfolio.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. Losses on the sale of a put option are unlimited.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio’s losses.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the Risk Management Component of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and its parent, ONLIC (with its affiliates, “Ohio National Life”). Shares of the Portfolio are offered only to the separate accounts of Ohio National Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. Ohio National Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which Ohio National Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, Ohio National Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, Ohio National Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage-backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

AllianceBernstein began sub-advising the Portfolio under its current strategy on May 1, 2020. From May 1, 2014 through April 30, 2020, the Balanced Component of the Portfolio was sub-advised by Janus Henderson Investors US LLC (“Janus”) and the Risk Management Component of the Portfolio was sub-advised by AnchorPath Financial, LLC (“AnchorPath”), using different strategies. Performance returns shown below for periods prior to May 1, 2020 are those of Janus and AnchorPath and are not indicative of returns of the current strategy or sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Since inception, the Portfolio’s highest return for a quarter was 11.91%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -11.12%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Risk Managed Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[5]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.65%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014	[5]
ON Risk Managed Balanced Portfolio | 55% S&P 500® Index/ 45% ICE BofA U.S. Broad Market Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.58%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.50%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014	[6]
ON Risk Managed Balanced Portfolio | ON Risk Managed Balanced Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2015	rr_AnnualReturn2015	(1.32%)
Annual Return 2016	rr_AnnualReturn2016	3.75%
Annual Return 2017	rr_AnnualReturn2017	17.63%
Annual Return 2018	rr_AnnualReturn2018	(0.77%)
Annual Return 2019	rr_AnnualReturn2019	25.16%
Annual Return 2020	rr_AnnualReturn2020	22.15%
Annual Return 2021	rr_AnnualReturn2021	15.04%
Annual Return 2022	rr_AnnualReturn2022	(22.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.12%)
1 Year	rr_AverageAnnualReturnYear01	(22.62%)
5 Years	rr_AverageAnnualReturnYear05	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
ON Moderately Conservative Model Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Moderately Conservative Model Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks current income and moderate growth of capital with a greater emphasis on current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2022, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a fund of funds that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Moderately Conservative Model Portfolio	20-40%	5-20%	30-70%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio will allocate a large percentage of assets to underlying funds that invest primarily in fixed income securities. The Portfolio has no geographic limits on where it may invest, which may include developed and emerging market countries. This flexibility allows the portfolio managers to look for underlying funds that invest in markets around the world. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities, corporate bonds, and mortgage-related securities; non-U.S. debt securities; debt instruments of varying duration; and high yield/high risk bonds (also called “junk bonds”). The Portfolio will allocate a smaller percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. Investments of the underlying funds that invest primarily in equity securities may include: domestic and non-U.S. stocks. Certain underlying funds may also use derivatives such as forwards; future contracts and options on securities, indices, currencies and other investments; and swaps. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio’s investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in underlying funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Derivatives Risk — Derivatives instruments (such as futures, options, swaps and structured securities) can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

LIBOR Risk — Instruments in which the underlying funds invest may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate ("SOFR") as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the underlying funds, issuers of instruments in which the underlying funds invest, and financial markets generally is unknown.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Since inception, the Portfolio’s highest return for a quarter was 11.75%. That was for the quarter ended on June 30, 2020. The lowest return for a quarter was -10.91%. That was for the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Moderately Conservative Model Portfolio | Morningstar® Moderately Conservative Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.85%)
5 Years	rr_AverageAnnualReturnYear05	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
ON Moderately Conservative Model Portfolio | ON Moderately Conservative Model Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2018	rr_AnnualReturn2018	(5.61%)
Annual Return 2019	rr_AnnualReturn2019	16.58%
Annual Return 2020	rr_AnnualReturn2020	11.43%
Annual Return 2021	rr_AnnualReturn2021	7.90%
Annual Return 2022	rr_AnnualReturn2022	(15.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.91%)
1 Year	rr_AverageAnnualReturnYear01	(15.12%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
ON Balanced Model Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Balanced Model Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks a balance between growth of capital and current income with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2022, the Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a fund of funds that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Balanced Model Portfolio	25-50%	10-25%	25-50%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio will allocate up to 75% of its asset to underlying funds that invest primarily in domestic and foreign equity securities. The Portfolio has no geographic limits on where it may invest. This flexibility allows the portfolio managers to look for underlying funds that invest in markets around the world. Investments of the underlying funds that invest primarily in equity securities may include: domestic and non-U.S. stocks. The Portfolio will maintain minimum of 25% of its assets to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities, and corporate bonds; non-U.S. debt securities; and debt instruments of varying duration; and high yield/high risk bonds (also called “junk bonds”). Certain underlying funds may also use derivatives. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio’s investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in underlying funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

LIBOR Risk — Instruments in which the underlying funds invest may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate ("SOFR") as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the underlying funds, issuers of instruments in which the underlying funds invest, and financial markets generally is unknown.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Derivatives Risk — Derivatives instruments (such as futures, options, swaps and structured securities) can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Since inception, the Portfolio’s highest return for a quarter was 15.02%. That was for the quarter ended on June 30, 2020. The lowest return for a quarter was -15.33%. That was for the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Balanced Model Portfolio | Morningstar® Moderate Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.77%)
5 Years	rr_AverageAnnualReturnYear05	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
ON Balanced Model Portfolio | ON Balanced Model Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Annual Return 2018	rr_AnnualReturn2018	(7.77%)
Annual Return 2019	rr_AnnualReturn2019	19.46%
Annual Return 2020	rr_AnnualReturn2020	13.76%
Annual Return 2021	rr_AnnualReturn2021	11.03%
Annual Return 2022	rr_AnnualReturn2022	(15.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.33%)
1 Year	rr_AverageAnnualReturnYear01	(15.75%)
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
ON Moderate Growth Model Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Moderate Growth Model Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks growth of capital and moderate current income with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2022, the Portfolio’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a fund of funds that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Moderate Growth Model Portfolio	40-60%	15-35%	10-30%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio’s investment strategy will allocate a large percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. The Portfolio has no geographic limits on where it may invest. This flexibility allows the portfolio managers to look for underlying funds that invest in markets around the world. Investments of the underlying funds that invest primarily in equity securities may include: growth and value stocks; large- and small-capitalization companies; and domestic and non-U.S. stocks. The Portfolio will allocate a smaller percentage of assets allocated to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities and corporate bonds; non-U.S. debt securities; and debt instruments of varying duration. The underlying funds include, but are not limited to, other Fund portfolios advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio's investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in underlying funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

LIBOR Risk — Instruments in which the underlying funds invest may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate ("SOFR") as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the underlying funds, issuers of instruments in which the underlying funds invest, and financial markets generally is unknown.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Since inception, the Portfolio’s highest return for a quarter was 18.82%. That was for the quarter ended on June 30, 2020. The lowest return for a quarter was -19.60%. That was for the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Moderate Growth Model Portfolio | Morningstar® Moderately Aggressive Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.48%)
5 Years	rr_AverageAnnualReturnYear05	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
ON Moderate Growth Model Portfolio | ON Moderate Growth Model Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Annual Return 2018	rr_AnnualReturn2018	(10.14%)
Annual Return 2019	rr_AnnualReturn2019	23.81%
Annual Return 2020	rr_AnnualReturn2020	15.74%
Annual Return 2021	rr_AnnualReturn2021	14.83%
Annual Return 2022	rr_AnnualReturn2022	(17.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.60%)
1 Year	rr_AverageAnnualReturnYear01	(17.17%)
5 Years	rr_AverageAnnualReturnYear05	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
ON Growth Model Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Growth Model Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks growth of capital and some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2022, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a fund of funds that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Growth Model Portfolio	50-80%	15-45%	0-15%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio will allocate a large percentage of assets to underlying funds that invests primarily in domestic and foreign equity securities. The Portfolio has no geographic limits on where it may invest. This flexibility allows the portfolio managers to look for underlying funds that invest in markets around the world. Investments of the underlying funds that invest primarily in equity securities may include: growth and value stocks; large and small-capitalization companies; and domestic and non-U.S. stocks. The Portfolio will allocate smaller percentage of assets to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities and corporate bonds; and non-U.S. debt securities; debt instruments of varying duration. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio’s investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in underlying funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Value Strategy Risk — Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and more likely to pay higher dividends. Value stocks may continue to be inexpensive for long periods of time, never realize their potential value, or even go down in value.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

LIBOR Risk — Instruments in which the underlying funds invest may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate ("SOFR") as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the underlying funds, issuers of instruments in which the underlying funds invest, and financial markets generally is unknown.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Since inception, the Portfolio’s highest return for a quarter was 21.72%. That was for the quarter ended on June 30, 2020. The lowest return for a quarter was -22.11%. That was for the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Growth Model Portfolio | Morningstar® Aggressive Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.93%)
5 Years	rr_AverageAnnualReturnYear05	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
ON Growth Model Portfolio | ON Growth Model Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Annual Return 2018	rr_AnnualReturn2018	(11.57%)
Annual Return 2019	rr_AnnualReturn2019	26.47%
Annual Return 2020	rr_AnnualReturn2020	18.68%
Annual Return 2021	rr_AnnualReturn2021	17.58%
Annual Return 2022	rr_AnnualReturn2022	(18.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
1 Year	rr_AverageAnnualReturnYear01	(18.29%)
5 Years	rr_AverageAnnualReturnYear05	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
ON iShares Managed Risk Balanced Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON iShares Managed Risk Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”) allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in underlying exchange traded funds (the “underlying funds”). Exchange traded funds are commonly referred to as “ETFs.” The only underlying funds in which the Portfolio invests are iShares ETFs, which are advised by an affiliate of BlackRock.

The Portfolio may also invest in certain derivative instruments, including equity futures, fixed income futures and currency futures, and may hold cash and cash equivalents to change the asset allocation exposure in the Portfolio.

Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments, and the Portfolio may deviate from these levels in periods of heightened volatility. To achieve the income aspect of the Portfolio’s investment objective, BlackRock expects to allocate approximately 50% of the Portfolio’s assets to fixed income investments. To achieve the capital appreciation aspect of the Portfolio’s investment objective, BlackRock expects to allocate approximately 50% of the Portfolio’s assets to equity investments. BlackRock may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying funds in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international equities (including emerging market equities). The fixed income underlying funds in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. treasury securities, mortgage-backed securities, and cash or money market instruments. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), including fixed income underlying funds with an average portfolio credit quality below investment grade.

BlackRock relies on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. During periods when BlackRock determines to make an allocation in the Portfolio that is less than the long-term strategic portfolio allocations as described above, BlackRock may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying funds, equity and fixed income futures, and other derivatives, BlackRock expects to always maintain at least a minimum investment in cash to serve as collateral for the derivative investments it holds.

During periods of high volatility, BlackRock will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. The Portfolio has a volatility cap of 11%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying funds and/or reducing exposure through equity and/or fixed income futures and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity and/or fixed income futures and other derivatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund of Funds Risk and Exchange Traded Funds Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in underlying funds. Credit Risk, Interest Rate Risk, Futures Risk and Market Risk arise both directly and indirectly to the Portfolio:

Credit Risk — The Portfolio (directly and indirectly through underlying funds) may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability of the underlying fund’s adviser to evaluate local companies or impact the fund’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the sub-adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Fund of Funds Risk — The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage-backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Hedging Risk — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio (directly and indirectly through underlying funds) may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain investments. These developments also could cause more fluctuation in the net asset value of the Portfolio and underlying funds or make it more difficult for the Portfolio or underlying funds to accurately value their securities. These developments or others could also cause the Portfolio and the underlying funds to face increased shareholder redemptions, which could force them to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio and the underlying funds, as well as the value of your investment.

LIBOR Risk — Instruments in which the underlying funds invest may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate ("SOFR") as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the underlying funds, issuers of instruments in which the underlying funds invest, and financial markets generally is unknown.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Since inception, the Portfolio’s highest return for a quarter was 4.03%. That was for the quarter ended on December 31, 2022. The lowest return for a quarter was -9.92%. That was for the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON iShares Managed Risk Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2021
ON iShares Managed Risk Balanced Portfolio | ON iShares Managed Risk Balanced Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Annual Return 2022	rr_AnnualReturn2022	(15.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.92%)
1 Year	rr_AverageAnnualReturnYear01	(15.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2021
ON iShares Managed Risk Moderate Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON iShares Managed Risk Moderate Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio. Because the portfolio commenced operations during the most recent fiscal year, the turnover rate shown is from October 14, 2022, the date the Portfolio commenced operations, through the end of the most recent fiscal period.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”) allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in underlying exchange traded funds (the “underlying funds”). Exchange traded funds are commonly referred to as “ETFs.” As of the date of this prospectus, the only underlying funds in which the Portfolio intends to invest are iShares ETFs, which are advised by an affiliate of BlackRock.

The Portfolio may also invest in certain derivative instruments, including equity futures, fixed income futures and currency futures, and may hold cash and cash equivalents.

To achieve the income aspect of the Portfolio’s investment objective, BlackRock expects to allocate approximately 35% of the Portfolio’s assets to fixed income investments. To achieve the capital appreciation aspect of the Portfolio’s investment objective, BlackRock expects to allocate approximately 65% of the Portfolio’s assets to equity investments. BlackRock may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying funds in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international equities (including emerging market equities). The fixed income underlying funds in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. treasury securities, mortgage-backed securities, and cash or money market instruments. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), including fixed income underlying funds with an average portfolio credit quality below investment grade.

BlackRock will rely on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. During periods when BlackRock determines to make an allocation in the Portfolio that is less than the long-term strategic portfolio allocations as described above, BlackRock may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying funds, equity and fixed income futures, and other derivatives, BlackRock expects to always maintain at least a minimum investment in cash to serve as collateral for the derivative investments it holds.

During periods of high volatility, BlackRock will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. The ON iShares Managed Risk Moderate Growth Portfolio has a volatility cap of 14%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying funds and/or reducing exposure through equity and/or fixed income futures and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity and/or fixed income futures and other derivatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund of Funds Risk and Exchange Traded Funds Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in underlying funds. Credit Risk, Interest Rate Risk, Futures Risk and Market Risk arise both directly and indirectly to the Portfolio:

Credit Risk — The Portfolio (directly and indirectly through underlying funds) may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability of the underlying fund’s adviser to evaluate local companies or impact the fund’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the sub-adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Fund of Funds Risk — The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage-backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Hedging Risk — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio (directly and indirectly through underlying funds) may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain investments. These developments also could cause more fluctuation in the net asset value of the Portfolio and underlying funds or make it more difficult for the Portfolio or underlying funds to accurately value their securities. These developments or others could also cause the Portfolio and the underlying funds to face increased shareholder redemptions, which could force them to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio and the underlying funds, as well as the value of your investment.

LIBOR Risk — Instruments in which the underlying funds invest may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate ("SOFR") as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the underlying funds, issuers of instruments in which the underlying funds invest, and financial markets generally is unknown.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Portfolio commenced operations as of October 14, 2022, and, therefore, does not have performance history for a full calendar year. Once the Portfolio has completed a full calendar year of operations, a bar chart and table will be included in future prospectuses that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns and comparing the Portfolio’s performance to a broad-based securities index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Portfolio has completed a full calendar year of operations, a bar chart and table will be included in future prospectuses that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns and comparing the Portfolio’s performance to a broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations as of October 14, 2022, and, therefore, does not have performance history for a full calendar year.
ON iShares Managed Risk Moderate Growth Portfolio | ON iShares Managed Risk Moderate Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[13],[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 221
ON iShares Managed Risk Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON iShares Managed Risk Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio. Because the portfolio commenced operations during the most recent fiscal year, the turnover rate shown is from October 14, 2022, the date the Portfolio commenced operations, through the end of the most recent fiscal period.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio operates pursuant to a fund-of-funds structure. The Portfolio’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”) allocates the Portfolio’s assets across a broad range of asset classes primarily through investments in underlying exchange traded funds (the “underlying funds”). Exchange traded funds are commonly referred to as “ETFs.” As of the date of this prospectus, the only underlying funds in which the Portfolio intends to invest are iShares ETFs, which are advised by an affiliate of BlackRock.

The Portfolio may also invest in certain derivative instruments, including equity futures, fixed income futures and currency futures, and may hold cash and cash equivalents.

To achieve the income aspect of the Portfolio’s investment objective, BlackRock expects to allocate approximately 15% of the Portfolio’s assets to fixed income investments. To achieve the capital appreciation aspect of the Portfolio’s investment objective, BlackRock expects to allocate approximately 85% of the Portfolio’s assets to equity investments. BlackRock may actively adjust this asset allocation mix in response to prevailing market conditions and in periods of heightened volatility, as described below.

The equity underlying funds in which the Portfolio invests may include ETFs that invest in, among other things, domestic and international equities (including emerging market equities). The fixed income underlying funds in which the Portfolio invests may include ETFs that invest in, among other things, domestic and non-U.S. bonds, U.S. government securities, U.S. treasury securities, mortgage-backed securities, and cash or money market instruments. Within its allocation to fixed income investments, the Portfolio may invest up to 15% of total assets in fixed income instruments with an average credit quality below investment grade (commonly called “junk bonds”), including fixed income underlying funds with an average portfolio credit quality below investment grade.

BlackRock will rely on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the strategic allocation. During periods when BlackRock determines to make an allocation in the Portfolio that is less than the long-term strategic portfolio allocations as described above, BlackRock may hold cash and cash equivalents. While the Portfolio may invest substantially all of its assets in underlying funds, equity and fixed income futures, and other derivatives, BlackRock expects to always maintain at least a minimum investment in cash to serve as collateral for the derivative investments it holds.

During periods of high volatility, BlackRock will apply a systematic framework by adjusting the Portfolio’s exposures to attempt to reduce the likelihood of exceeding the maximum expected portfolio volatility. The ON iShares Managed Risk Growth Portfolio has a volatility cap of 16%. During periods of increasing expected volatility, the Portfolio may seek to reduce its market exposure by selling shares of underlying funds and/or reducing exposure through equity and/or fixed income futures and other derivatives. During periods of lower expected volatility, the Portfolio may increase its market exposure by purchasing ETFs and/or increasing exposure through equity and/or fixed income futures and other derivatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund of Funds Risk and Exchange Traded Funds Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in underlying funds. Credit Risk, Interest Rate Risk, Futures Risk and Market Risk arise both directly and indirectly to the Portfolio:

Credit Risk — The Portfolio (directly and indirectly through underlying funds) may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability of the underlying fund’s adviser to evaluate local companies or impact the fund’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the sub-adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Fund of Funds Risk — The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage-backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Hedging Risk — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio (directly and indirectly through underlying funds) may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain investments. These developments also could cause more fluctuation in the net asset value of the Portfolio and underlying funds or make it more difficult for the Portfolio or underlying funds to accurately value their securities. These developments or others could also cause the Portfolio and the underlying funds to face increased shareholder redemptions, which could force them to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio and the underlying funds, as well as the value of your investment.

LIBOR Risk — Instruments in which the underlying funds invest may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate ("SOFR") as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the underlying funds, issuers of instruments in which the underlying funds invest, and financial markets generally is unknown.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Portfolio commenced operations as of October 14, 2022, and, therefore, does not have performance history for a full calendar year. Once the Portfolio has completed a full calendar year of operations, a bar chart and table will be included in future prospectuses that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns and comparing the Portfolio’s performance to a broad-based securities index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Portfolio has completed a full calendar year of operations, a bar chart and table will be included in future prospectuses that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns and comparing the Portfolio’s performance to a broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations as of October 14, 2022, and, therefore, does not have performance history for a full calendar year.
ON iShares Managed Risk Growth Portfolio | ON iShares Managed Risk Growth Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%	[15],[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[15],[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 224
ON U.S. Low Volatility Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON U.S. Low Volatility Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 19, 2022.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes, if any) in U.S. common stocks of companies included in the S&P 500® Index, utilizing Intech Investment Management LLC’s (“Intech”) mathematical investment process. The Portfolio only invests in common stocks of companies that compose the S&P 500® Index. A small allocation to cash is maintained for liquidity purposes only. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States. Over time, and under normal market conditions, the Portfolio seeks to achieve returns similar to the S&P 500® Index (the Portfolio’s benchmark index) over the long-term, with lower absolute volatility than the S&P 500® Index. In this context, absolute volatility refers to the variation in the returns of the Portfolio and the benchmark index. The Portfolio is a diversified fund.

Due to the defensive nature of the Portfolio and given the objective of minimizing the Portfolio’s absolute risk, the Portfolio tends to overweight some sectors which are considered to be defensive. As a result, the Portfolio will tend to underperform in a market environment in which defensive sectors underperform.

The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the S&P 500® Index. The goal of this process is to combine stocks that individually have higher relative volatility and lower correlations with each other in an effort to reduce the Portfolio’s absolute volatility, while still generating returns similar to the S&P 500® Index over a full market cycle. Although the Portfolio may underperform its benchmark index in sustained up markets, this strategy seeks to minimize losses in down markets.

In applying this strategy, Intech establishes target proportions of its holdings from stocks within the S&P 500® Index using an optimization process designed to determine the most effective weightings of each stock in the Portfolio. The optimization uses proprietary estimates of volatility and correlation. Within certain risk controls, the optimization’s objective is to minimize the absolute risk of the Portfolio while generating returns similar to the S&P 500® Index over the long-term. Once Intech determines such proportions and the Portfolio’s investments are selected, the Portfolio is periodically rebalanced to the set target proportions and re-optimized. The optimization and rebalancing follow a regular schedule reflecting the right balance between capturing a trading profit through rebalancing and controlling trading costs. The rebalancing techniques used by Intech may result in a higher relative portfolio turnover rate compared to a “buy and hold” strategy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Investment Process Risk — The proprietary mathematical investment process used by Intech may not achieve the desired results. In Intech’s history, which spans more than 30 years, Intech’s mathematical investment process has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, Intech expects that there will be periods of underperformance relative to the benchmark index. In particular, Intech’s low volatility strategy may underperform the S&P 500®Index during certain periods of up markets and may not achieve the desired level of protection in down markets. On an occasional basis, Intech makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the Portfolio, might not provide the intended results, and may adversely impact the Portfolio’s performance.

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Sector Risk — Although the Portfolio will not concentrate its investments in specific industries or groups of industries, at times, it may have a significant portion of its assets invested in securities within the same economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments than other portfolios that invest more broadly. As the Portfolio’s holdings become more concentrated, it is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Portfolio may be overweight or underweight in certain sectors relative to its benchmark index, which may cause the Portfolio’s performance to be more or less sensitive to developments affecting those sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Since inception, the Portfolio’s highest return for a quarter was 10.54%. That was for the quarter ended on December 31, 2021. The lowest return for a quarter was -8.26%. That was for the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON U.S. Low Volatility Portfolio | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2021
ON U.S. Low Volatility Portfolio | ON U.S. Low Volatility Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2022	rr_AnnualReturn2022	(7.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.26%)
1 Year	rr_AverageAnnualReturnYear01	(7.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2021
ON Federated Core Plus Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON Federated Core Plus Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed-income investments. The Portfolio is managed by Federated Investment Management Company (“Federated Investment”) under a sub-advisory agreement with the Adviser.

The Portfolio pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed income securities. In addition, the Portfolio may invest in other fixed income investments including high-yield, non-U.S. dollar denominated fixed income securities and foreign currencies when Federated Investment considers the risk-return prospects of those sectors to be attractive. Federated Investment expects that, normally, no more than 15% of the Portfolio’s total assets will be invested in securities that are rated below investment grade. However, the Portfolio may opportunistically invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds”). The maximum amount that the Portfolio may invest in non-U.S. dollar denominated fixed-income securities and foreign currencies is 20% of the Portfolio’s total assets. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by Federated Investment. Federated Investment seeks to enhance the Portfolio’s performance by allocating relatively more of its portfolio to the sectors that Federated Investment expects to offer the best balance between total return and risk and thus offer the greatest potential for return.

The Portfolio may invest in non-currency derivative contracts (such as, for example, futures contracts and option contracts) to implement its investment strategies. The Portfolio may also use derivative contracts to increase or decrease the Portfolio’s exposure to the investments underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investments. There can be no assurance that the Portfolio’s uses of derivatives contracts will work as intended. Derivative investments made by the Portfolio are included within the Portfolio’s 80% policy and are calculated at market value. Federated Investment may lengthen or shorten duration from time to time based on its interest rate outlook, but the Portfolio has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Portfolio may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support.

Federated Investment actively manages the Portfolio seeking total returns over longer time periods in excess of the ICE BofA U.S. Broad Market Index. The ICE BofA U.S. Broad Market Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, securitized and collateralized securities.

Federated Investment utilizes a five-part decision making process, focusing on: (1) duration; (2) yield curve; (3) sector allocation; (4) security selection; and (5) currency management. This five-part investment process is designed to capitalize on the depth of experience and focus of each of Federated Investment’s fixed-income sector teams – government, corporate, mortgage-backed, asset-backed, high-yield and international. There can be no assurance that Federated Investment will be successful in achieving investment returns in excess of the ICE BofA U.S. Broad Market Index.

When selecting investments for the Portfolio, the Portfolio can invest in securities directly or in other investment companies, including, for example, funds advised by Federated Investment or its affiliates (which are not available for general investment by the public), as an efficient means of implementing its investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage-backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment.

LIBOR Risk — Instruments in which the underlying funds invest may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate ("SOFR") as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the underlying funds, issuers of instruments in which the underlying funds invest, and financial markets generally is unknown.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Liquidity Risk — The fixed-income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Portfolio could incur losses. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Mortgage Backed Securities Risk — A rise in interest rates may cause the value of mortgage backed securities (“MBS”) held by the Portfolio to decline. Certain MBS issued by government sponsored enterprises (“GSEs”) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Portfolio’s investments in collateralized mortgage obligations (“CMOs”) may entail greater market, prepayment and liquidity risks than other MBS.

Underlying Fund Risk — The risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by underlying funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Portfolio bears underlying fund fees and expenses indirectly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last two years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last two years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Since inception, the Portfolio’s highest return for a quarter was 1.77%. That was for the quarter ended on June 30, 2021. The lowest return for a quarter was -5.44%. That was for the quarter ended on March 31, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON Federated Core Plus Bond Portfolio | ICE BofA US Broad Market Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
ON Federated Core Plus Bond Portfolio | ON Federated Core Plus Bond Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Annual Return 2021	rr_AnnualReturn2021	(1.27%)
Annual Return 2022	rr_AnnualReturn2022	(12.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.44%)
1 Year	rr_AverageAnnualReturnYear01	(12.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
ON AB Relative Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ON AB Relative Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in the equity securities of U.S. companies that the Portfolio’s sub-adviser, AllianceBernstein L.P. (“AllianceBernstein”), believes are trading at attractive valuations and that have strong or improving business models. AllianceBernstein monitors the fundamental performance of the Portfolio’s investments for signs of future financial success. AllianceBernstein relies heavily upon the fundamental analysis and research of its dedicated investment team for the Portfolio in conducting research and making investment decisions. The team initially screens a primary research universe of largely U.S. companies included in the Russell 1000® Index and the S&P 500® Index, as well as other companies outside of these indices that are surfaced by the team as potentially attractive research candidates. Initially, the team screens for attractive security valuation and business model characteristics, including, but not limited to: free-cash-flow yield, price-to-earnings ratios, balance sheet quality, capital spending, shareholder return, profit margins, earning and sales revisions, and price momentum. The initial screening process surfaces approximately 300 candidates for further research. The team then conducts fundamental research to better understand the company’s business model, focusing on areas including: industry structure, company differentiation, cash flow volatility and sustainability, capital usage, and management quality.

AllianceBernstein recognizes that the perception of “attractive valuation” is relative and often defined by the future economic performance of the company. As a result of how individual companies are valued in the market, the Portfolio may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of businesses, although the Portfolio does not intend to concentrate in any particular sectors or industries. At any period in time, the Portfolio’s emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio's performance.

Management Risk — The Portfolio is subject to management risk because it is an actively-managed investment fund. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.781.6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 13.96%. That was the quarter ended on December 31, 2022. The lowest return for a quarter was -11.35%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2022
ON AB Relative Value Portfolio | Russell 1000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2021
ON AB Relative Value Portfolio | ON AB Relative Value Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2022	rr_AnnualReturn2022	(4.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.35%)
1 Year	rr_AverageAnnualReturnYear01	(4.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2021

[1]	Primary benchmark
[2]	Secondary benchmark. The 70% S&P 500® Index/30% ICE BofA U.S. Corporate Index is a customized index included for the purpose of showing how the Portfolio’s performance compares with an index that is 70% in stocks and 30% in bonds.
[3]	Primary benchmark.
[4]	Secondary benchmark as of January 7, 2021.
[5]	Primary benchmark.
[6]	Secondary benchmark
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[9]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[11]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[12]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective October 14, 2022.
[13]	Annualized
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[15]	Annualized
[16]	Other expenses do not correlate to the Financial Highlights due to rounding.
[17]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[18]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 19, 2022.